PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Prepaid expenses	¥ 876,943		¥ 1,269,908
Tax recoverable	1,174,776		1,322,332
Deposits	86,839		53,950
Loans to third parties	2,551		40,155
Staff advances	3,933		6,489
Interest receivables	528		540
Prepaid expenses and other current assets	2,241,570	$ 320,542	2,789,573
Nonrelated Party
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Others	¥ 96,000		¥ 96,199